GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 7,618,776	$ 5,415,820	$ 4,839,489	$ 1,999,694	$ 2,391,319	$ 2,367,617	$ 17,874,085	$ 6,758,630	$ 8,707,226	$ 9,212,417
Accumulated deficit	37,877,913						37,877,913		20,004,486	11,228,173
Net loss	$ 7,618,776			$ 1,999,694			$ 17,874,085	$ 6,758,630	$ 8,707,226	$ 9,212,417